Condensed consolidated income statement of Aegon Ltd. - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Statement [LineItems]
Insurance revenue	€ 4,247		€ 4,558
Insurance service expenses	(4,565)		(5,033)
Net income / (expenses) on reinsurance held	372		588
Insurance service result	54		113
Interest revenue on financial instruments calculated using the effective interest method	1,231		1,364
Net reinsurance finance income / (expenses) on reinsurance held	332	[1]	267	[2]
Insurance net investment result	(29)	[1]	843	[2]
Total net investment result	346		465
Fees and commission income	1,008		1,030	[2]
Other operating expenses	(1,197)		(1,220)
Other income / (charges)	24		3
Other result	(165)		(187)
Result before share in profit / (loss) of joint ventures, associates and tax	235		392
Share in profit / (loss) of joint ventures	155		118
Share in profit / (loss) of associates	211		60
Result before tax from continuing operations	601		570
Income tax (expense) / benefit	(45)		(50)
Net result from continuing operations	556		520
Net result from discontinued operations	52		86
Net result from continuing and discontinued operations	608		606
Net income/ (loss) attributable to:
Owners of Aegon Ltd.	614		584
Non-controlling interests	€ (6)		€ 21
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share	€ 0.39		€ 0.36
Diluted earnings per common share	0.39		0.36
Basic earnings per common share from continuing operations	0.35		0.3
Diluted earnings per common share from continuing operations	0.35		0.3
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share B	0.01		0.01
Diluted earnings per common share B	0.01		0.01
Basic earnings per common share B from continuing operations	0.01		0.01
Diluted earnings per common share B from continuing operations	€ 0.01		€ 0.01
Insurance Net Investment Result [Member]
Statement [LineItems]
Interest income from instruments measured at FVPL	€ 105		€ 111
Other investment income	6		7
Results from financial transactions	5,318		3,814
Impairment (losses) / reversals	16		(1)
Insurance finance income / (expenses)	(6,657)		(5,097)
Net reinsurance finance income / (expenses) on reinsurance held	332		267
Interest expenses	(39)		(73)
Insurance net investment result	313		393
Other Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method	311		294
Interest income from instruments measured at FVPL	40		43
Other investment income	2		3
Results from financial transactions	2,252		1,987
Impairment (losses) / reversals	0		(7)
Investment contract income / (expenses)	(2,473)		(2,146)
Interest expenses	(7)		(10)
Other net investment result	125		163
Financing Net Investment Result [Member]
Statement [LineItems]
Interest charges	(92)		(91)
Financing net investment result	€ (92)		€ (91)

[1]	Investment contracts with DPF - Without direct part. includes EUR (2) million in line Total insurance finance income / (expenses) and Insurance net investment result.
[2]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.